Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (7.1%)
	Commonwealth Bank of Australia	371,885	23,612
	BHP Group Ltd.	620,066	20,679
	National Australia Bank Ltd.	691,632	12,398
	Westpac Banking Corp.	759,154	12,170
	Wesfarmers Ltd.	237,053	9,840
	Woolworths Group Ltd.	266,152	8,278
	Macquarie Group Ltd.	68,391	6,821
	Rio Tinto Ltd.	77,731	6,506
	Transurban Group	580,019	5,844
	Fortescue Metals Group Ltd.	332,962	5,484
	Coles Group Ltd.	265,973	3,682
	Amcor plc GDR	329,166	3,592
	Sonic Healthcare Ltd.	100,711	2,632
	Telstra Corp. Ltd.	871,597	2,070
	Suncorp Group Ltd.	268,301	2,056
*	Insurance Australia Group Ltd.	515,960	1,902
	QBE Insurance Group Ltd.	304,315	1,867
	APA Group	249,413	1,854
	Origin Energy Ltd.	375,667	1,350
*	Tabcorp Holdings Ltd.	443,055	1,343
	Medibank Pvt Ltd.	587,871	1,306
	AGL Energy Ltd.	132,841	1,161
	Coca-Cola Amatil Ltd.	108,397	1,079
	Magellan Financial Group Ltd.	29,340	1,066
	Aurizon Holdings Ltd.	377,236	1,064
	Ampol Ltd.	53,008	1,055
	Atlas Arteria Ltd.	206,753	996
*	Boral Ltd.	267,331	983
	JB Hi-Fi Ltd.	24,566	966
*	Incitec Pivot Ltd.	424,358	850
	Bendigo & Adelaide Bank Ltd.	114,866	803
*	Challenger Ltd.	140,529	710
	Alumina Ltd.	542,239	696
	Worley Ltd.	67,774	587
*	Crown Resorts Ltd.	79,902	584
	Bank of Queensland Ltd.	94,925	575
*	Downer EDI Ltd.	144,688	566
	Metcash Ltd.	210,145	547
	AusNet Services	364,841	480
*	Star Entertainment Grp Ltd.	178,913	468
	CSR Ltd.	92,981	373
	Orora Ltd.	188,722	360

		Shares	Market Value ($000)
*	CIMIC Group Ltd.	18,268	343
	IOOF Holdings Ltd.	120,152	284
	Perpetual Ltd.	10,000	245
*	Whitehaven Coal Ltd.	170,030	193
	Adbri Ltd.	87,094	190
	Platinum Asset Management Ltd.	55,866	176
			152,686
Austria (0.1%)
	OMV AG	30,352	1,274
	voestalpine AG	25,560	933
*	Raiffeisen Bank International AG	29,991	586
	Telekom Austria AG Class A	23,095	176
			2,969
Belgium (0.3%)
	Groupe Bruxelles Lambert SA	22,395	2,216
	Ageas SA	37,447	1,917
[1]	Solvay SA	14,659	1,667
	Proximus SADP	30,174	636
	Telenet Group Holding NV	9,955	424
			6,860
Brazil (2.3%)
	Vale SA	695,838	11,185
	Petroleo Brasileiro SA Preference	990,683	4,833
	B3 SA - Brasil Bolsa Balcao	435,638	4,761
	Itau Unibanco Holding SA ADR	576,729	3,010
	Itau Unibanco Holding SA Preference	524,107	2,715
	Banco Bradesco SA Preference	576,881	2,608
	Itausa SA Preference	964,162	1,870
	Banco Bradesco SA ADR	409,699	1,860
	Ambev SA ADR	517,922	1,445
	Ambev SA	432,750	1,195
	Banco Do Brasil SA	172,318	1,066
	Banco BTG Pactual SA (BVMF)	53,534	930
	JBS SA	196,969	870
	BB Seguridade Participacoes SA	141,057	713
	Cia Siderurgica Nacional SA	126,500	703
	Petrobras Distribuidora SA	146,967	625
	Banco Bradesco SA	158,039	625
	Bradespar SA Preference	47,215	539
	Banco Santander Brasil SA	74,202	532
	Telefonica Brasil SA ADR	63,266	523
	Hypera SA	84,982	502
	CCR SA	222,510	493
	TIM SA	157,854	384
	YDUQS Part	59,914	367
	Telefonica Brasil SA Preference	42,118	348
	Klabin SA	67,564	347
	Cia Energetica de Minas Gerais ADR	133,241	337
	Centrais Eletricas Brasileiras SA Preference	55,800	293
	Engie Brasil Energia SA	35,616	280
	Transmissora Alianca de Energia Eletrica SA	44,819	263
	Qualicorp Consultoria e Corretora de Seguros SA	45,700	260
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	53,300	250
	Cia Paranaense de Energia Preference	19,850	237
	EDP - Energias do Brasil SA	61,076	215
	CPFL Energia SA	37,400	213
	Fleury SA	44,063	211

		Shares	Market Value ($000)
	Cia de Saneamento do Parana	49,900	199
	Cia Energetica de Sao Paulo Preference	35,200	188
	Porto Seguro SA	19,809	174
	Cia de Transmissao de Energia Eletrica Paulista Preference	35,408	170
	Cia Energetica de Minas Gerais Preference	62,445	156
	Cielo SA	201,884	152
	Odontoprev SA	53,900	140
	Banco do Estado do Rio Grande do Sul SA Class B Preference	38,086	94
*	Banco BTG Pactual SA (BPAC9)	4,470	78
*	Banco BTG Pactual SA	4,470	77
*	CVC Brasil Operadora e Agencia de Viagens SA	5,343	19
	Cia Energetica de Minas Gerais	996	3
			49,058
Canada (7.9%)
	Royal Bank of Canada	299,374	24,231
	Toronto-Dominion Bank	383,515	21,732
	Enbridge Inc.	424,080	14,247
	Bank of Nova Scotia	253,993	13,546
[1]	Bank of Montreal	134,760	10,024
	TC Energy Corp.	197,154	8,450
	Canadian Imperial Bank of Commerce	93,850	7,998
	Manulife Financial Corp.	405,941	7,336
	Nutrien Ltd.	119,602	5,891
	Sun Life Financial Inc.	122,780	5,675
	Canadian Natural Resources Ltd.	242,733	5,484
	Suncor Energy Inc.	320,491	5,361
	Magna International Inc.	58,003	4,085
	National Bank of Canada	70,821	3,980
	Fortis Inc.	97,192	3,931
	Restaurant Brands International Inc.	61,695	3,559
	Rogers Communications Inc. Class B	73,257	3,306
	Pembina Pipeline Corp.	116,131	3,057
	BCE Inc.	63,123	2,678
	Power Corp. of Canada	114,452	2,665
	Fairfax Financial Holdings Ltd.	5,678	2,060
	TELUS Corp.	89,558	1,848
	Shaw Communications Inc. Class B	100,150	1,718
[1]	Canadian Tire Corp. Ltd. Class A	12,095	1,568
[2]	Hydro One Ltd.	67,555	1,565
	Great-West Lifeco Inc.	55,798	1,274
	Imperial Oil Ltd.	47,864	911
	Canadian Utilities Ltd. Class A	26,330	651
	IGM Financial Inc.	18,254	484
			169,315
Chile (0.3%)
	Banco De Chile	9,346,483	952
	Sociedad Quimica y Minera de Chile SA Class B Preference	17,262	874
	Banco Santander Chile ADR	37,016	747
	Enel Americas SA ADR	78,440	588
	Sociedad Quimica y Minera de Chile SA ADR	7,755	395
	Banco de Credito e Inversiones SA	8,987	377
*	Enel Chile SA	4,632,679	336
	Enel Americas SA	1,729,044	260
	Colbun SA	1,294,706	223
	Aguas Andinas SA Class A	456,848	139
	Engie Energia Chile SA	91,249	109
	AES Gener SA	589,642	99

		Shares	Market Value ($000)
	Embotelladora Andina SA Preference	38,870	98
	Itau CorpBanca Chile SA	27,283,485	93
	Enel Chile SA ADR	11,940	44
			5,334
China (6.8%)
	China Construction Bank Corp. Class H	19,522,000	14,786
	Ping An Insurance Group Co. of China Ltd. Class H	1,250,000	14,722
	Industrial & Commercial Bank of China Ltd. Class H	17,064,000	10,885
	Bank of China Ltd. Class H	16,683,000	5,647
	China Merchants Bank Co. Ltd. Class H	725,928	5,559
	China Life Insurance Co. Ltd. Class H	1,568,000	3,330
	China Merchants Bank Co. Ltd. Class A	387,000	3,051
	China Petroleum and Chemical Corp. (Sinopec) Class H	5,544,000	2,625
	Agricultural Bank of China Class H	6,663,000	2,402
	China Resources Land Ltd.	590,000	2,335
	China Pacific Insurance Group Co. Ltd. Class H	548,400	2,259
[2]	Longfor Group Holdings Ltd.	389,100	2,191
	Great Wall Motor Co. Ltd. Class H	661,000	2,061
	Sunac China Holdings Ltd.	532,554	1,979
	Country Garden Holdings Co.	1,614,000	1,939
	China Overseas Land & Investment Ltd.	829,000	1,883
	Xinyi Solar Holdings Ltd.	838,800	1,835
	China Vanke Co. Ltd. Class H	412,705	1,477
	Anhui Conch Cement Co. Ltd. Class H	249,828	1,476
[2]	Postal Savings Bank of China Co. Ltd. Class H	2,007,000	1,432
	Zijin Mining Group Co. Ltd. Class H	1,228,000	1,355
	China Shenhua Energy Co. Ltd. Class H	709,500	1,311
	Weichai Power Co. Ltd. Class H	428,000	1,262
	CITIC Securities Co. Ltd. Class H	499,000	1,092
	Guangdong Investment Ltd.	616,000	1,079
	PICC Property & Casualty Co. Ltd. Class H	1,482,000	1,076
	Hengan International Group Co. Ltd.	150,343	1,075
	Industrial Bank Co. Ltd. Class A	294,600	1,051
	China National Building Material Co. Ltd. Class H	860,000	1,025
	China Evergrande Group	512,000	982
	China CITIC Bank Corp. Ltd. Class H	2,120,320	939
	Bank of Communications Ltd. Class H	1,725,000	933
	China Minsheng Banking Corp. Ltd. Class H	1,554,600	889
	Agricultural Bank of China Ltd. Class A	1,807,356	880
	Shimao Group Holdings Ltd.	303,000	876
	Citic Pacific Ltd.	1,067,000	831
	Fosun International Ltd.	512,000	777
	New China Life Insurance Co. Ltd. Class H	190,200	707
	Haitong Securities Co. Ltd. Class H	785,200	697
	Kingboard Holdings Ltd.	169,000	689
	Sinopharm Group Co. Ltd. Class H	278,400	682
	CIFI Holdings Group Co. Ltd.	808,000	662
	China Yangtze Power Co. Ltd. Class A	215,400	655
	Shanghai Pudong Development Bank Co. Ltd. Class A	421,900	649
	Guangzhou Automobile Group Co. Ltd. Class H	670,000	608
	Dongfeng Motor Group Co. Ltd. Class H	612,000	603
[2]	Huatai Securities Co. Ltd. Class H	352,600	560
	China Resources Cement Holdings Ltd.	492,000	542
	People's Insurance Co. Group of China Ltd. Class H	1,730,000	532
[2]	CGN Power Co. Ltd. Class H	2,473,000	532
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	76,400	530
	Franshion Properties of China Ltd.	1,352,000	529
*	Beijing Enterprises Water Group Ltd.	1,300,000	528

		Shares	Market Value ($000)
	Far East Horizon Ltd.	510,000	526
	Kunlun Energy Co. Ltd.	614,000	523
	Industrial & Commercial Bank of China Ltd. Class A	662,300	521
*	Nine Dragons Paper Holdings Ltd.	322,000	496
	China Everbright International Ltd.	878,000	493
	SAIC Motor Corp. Ltd. Class A	142,800	483
	Guangzhou R&F Properties Co. Ltd. Class H	386,000	475
	China State Construction Engineering Corp. Ltd. Class A	638,100	474
	China Vanke Co. Ltd. Class A	108,800	466
	China Hongqiao Group Ltd.	524,000	463
	China Resources Power Holdings Co. Ltd.	436,000	460
	Fuyao Glass Industry Group Co. Ltd. Class A	50,100	456
	China Galaxy Securities Co. Ltd. Class H	754,000	451
	China Pacific Insurance Group Co. Ltd. Class A	80,000	428
	GF Securities Co. Ltd. Class H	287,000	418
[2]	China Merchants Securities Co. Ltd. Class H	261,360	402
	China Medical System Holdings Ltd.	272,000	390
	Anhui Conch Cement Co. Ltd. Class A	50,200	390
	China Merchants Port Holdings Co. Ltd.	280,000	390
	China Everbright Bank Co. Ltd. Class A	610,500	382
	Sinotruk Hong Kong Ltd.	122,000	380
	Agile Group Holdings Ltd.	296,000	368
	China Cinda Asset Management Co. Ltd. Class H	1,926,000	364
	Citic Pacific Special Steel Group Co. Ltd. Class A	84,100	362
	Kwg Group Holdings Ltd.	268,500	356
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	259,600	355
	Kingboard Laminates Holdings Ltd.	218,000	350
*	Seazen Group Ltd.	370,479	339
	Poly Developments and Holdings Group Co. Ltd. Class A	157,800	336
	Gree Electric Appliances Inc. of Zhuhai Class A	38,600	335
	Shenzhen International Holdings Ltd.	198,000	326
	China Railway Group Ltd. Class H	709,000	322
	Huaneng Power International Inc. Class H	902,000	319
*,2	Sunac Services Holdings Ltd.	110,043	309
	China Minsheng Banking Corp. Ltd. Class A	390,600	308
	Beijing Enterprises Holdings Ltd.	92,500	302
	Henan Shuanghui Investment & Development Co. Ltd. Class A	41,500	301
	Bank of Communications Co. Ltd. Class A	435,000	300
	Hopson Development Holdings Ltd.	116,000	296
	Bank of China Ltd. Class A	605,100	296
	Cosco Shipping Ports Ltd.	416,000	295
	China Lesso Group Holdings Ltd.	177,000	294
	Bank of Shanghai Co. Ltd. Class A	232,733	291
	Yanzhou Coal Mining Co. Ltd. Class H	364,000	281
	Yangzijiang Shipbuilding Holdings Ltd.	377,200	279
	Logan Group Co. Ltd.	186,000	278
	China Everbright Bank Co. Ltd. Class H	671,000	276
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	129,400	269
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	150,600	260
	China Construction Bank Corp. Class A	247,100	258
	Hengli Petrochemical Co. Ltd. Class A	42,900	255
	China Communications Services Corp. Ltd. Class H	562,000	251
	Baoshan Iron & Steel Co. Ltd. Class A	247,000	250
	China Shenhua Energy Co. Ltd. Class A	92,200	248
*,3	China Traditional Chinese Medicine Holdings Co. Ltd.	452,000	247
	Bosideng International Holdings Ltd.	554,000	245
[2]	China Huarong Asset Management Co. Ltd. Class H	2,028,000	235
	Jiangsu Expressway Co. Ltd. Class H	198,000	230

		Shares	Market Value ($000)
[2]	Dali Foods Group Co. Ltd.	382,000	230
	Yuexiu Property Co. Ltd.	1,160,000	227
	China National Nuclear Power Co. Ltd. Class A	281,300	224
	China Petroleum & Chemical Corp. Class A	363,500	222
	Shenzhen Investment Ltd.	646,000	213
	Zhejiang Expressway Co. Ltd. Class H	262,000	212
	China Aoyuan Group Ltd.	240,000	211
*	KWG Living Group Holdings Ltd.	191,468	202
	Greentown China Holdings Ltd.	154,500	202
	Seazen Holdings Co. Ltd. Class A	30,800	201
	Bank of Beijing Co. Ltd. Class A	273,200	200
	China Everbright Ltd.	154,000	198
	Huaxin Cement Co. Ltd. Class B	93,040	197
	Daqin Railway Co. Ltd. Class A	197,400	194
	Chongqing Rural Commercial Bank Co. Ltd. Class H	448,000	193
	China State Construction International Holdings Ltd.	328,000	189
	Huayu Automotive Systems Co. Ltd. Class A	40,700	187
	China Power International Development Ltd.	831,370	186
	Huaxia Bank Co. Ltd. Class A	197,500	186
[2]	Guotai Junan Securities Co. Ltd. Class H	127,400	185
	BBMG Corp. Class A	437,400	184
	Times China Holdings Ltd.	142,000	181
	Bank of Hangzhou Co. Ltd. Class A	76,800	174
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	94,600	172
	Lomon Billions Group Co. Ltd. Class A	27,100	166
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	206,362	165
	Bank of Nanjing Co. Ltd. Class A	131,700	163
	Shaanxi Coal Industry Co. Ltd. Class A	102,100	160
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	156,800	154
[2]	Legend Holdings Corp. Class H	97,500	154
	Shougang Fushan Resources Group Ltd.	648,164	153
[2]	BAIC Motor Corp. Ltd. Class H	418,000	147
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	650,000	144
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	74,500	143
*	Chongqing Changan Automobile Co. Ltd. Class B	172,300	133
	China Reinsurance Group Corp. Class H	1,242,000	129
	Sinopec Engineering Group Co. Ltd. Class H	273,000	126
	Sinotrans Ltd. Class H	375,000	126
	SDIC Power Holdings Co. Ltd. Class A	89,100	120
	Shanghai Industrial Holdings Ltd.	85,000	116
[2]	Qingdao Port International Co. Ltd. Class H	193,000	112
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	109,600	111
	Lao Feng Xiang Co. Ltd. Class B	38,200	109
	China Coal Energy Co. Ltd. Class H	375,000	109
	Sino-Ocean Group Holding Ltd.	541,500	109
	Shenzhen Expressway Co. Ltd. Class A	84,100	109
	Shanghai International Port Group Co. Ltd. Class A	158,200	108
*	Zhejiang Chint Electrics Co. Ltd. Class A	18,500	106
	Angang Steel Co. Ltd. Class H	267,000	105
	Livzon Pharmaceutical Group Inc. Class H	28,400	105
	Inner Mongolia Yitai Coal Co. Ltd. Class B	191,900	102
	Poly Property Group Co. Ltd.	354,000	102
	Yanlord Land Group Ltd.	123,800	102
	Metallurgical Corp. of China Ltd. Class H	528,000	102
	Sichuan Chuantou Energy Co. Ltd. Class A	59,400	101
	Zhejiang Longsheng Group Co. Ltd. Class A	47,200	100
	Sichuan Swellfun Co. Ltd. Class A	7,075	98
	Gemdale Corp. Class A	57,400	96

		Shares	Market Value ($000)
	Beijing Jingneng Clean Energy Co. Ltd. Class H	302,000	96
[2]	Orient Securities Co. Ltd. Class H	134,400	95
	Jiangsu Expressway Co. Ltd. Class A	65,900	92
	Metallurgical Corp. of China Ltd. Class A	209,700	91
	Weifu High-Technology Group Co. Ltd. Class B	47,500	89
	Jiangxi Zhengbang Technology Co. Ltd. Class A	32,200	86
[2]	China Railway Signal & Communication Corp. Ltd. Class H	221,000	86
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	309,600	84
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	82
	Bank of Changsha Co. Ltd. Class A	53,300	82
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,400	81
	Jiayuan International Group Ltd.	208,000	81
	Huadian Power International Corp. Ltd. Class H	312,000	79
	Greenland Holdings Corp. Ltd. Class A	94,900	79
	Datang International Power Generation Co. Ltd. Class H	556,000	74
[3]	China Fortune Land Development Co. Ltd. Class A	49,920	73
[2]	Red Star Macalline Group Corp. Ltd. Class H	106,872	72
	Jinke Properties Group Co. Ltd. Class A	66,500	71
	China Machinery Engineering Corp. Class H	154,000	70
	Bank of Jiangsu Co. Ltd. Class A	82,160	70
	Wens Foodstuffs Group Co. Ltd. Class A	26,100	68
	Zhengzhou Yutong Bus Co. Ltd. Class A	31,800	68
	China CITIC Bank Corp. Ltd. Class A	82,800	67
*	China Zhongwang Holdings Ltd.	275,600	66
	Hunan Valin Steel Co. Ltd. Class A	80,500	63
	China Merchants Energy Shipping Co. Ltd. Class A	83,700	63
	China Gezhouba Group Co. Ltd. Class A	62,600	63
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	49,400	59
	Anhui Expressway Co. Ltd. Class H	92,000	58
	Shenergy Co. Ltd. Class A	74,100	58
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	29,200	57
	RiseSun Real Estate Development Co. Ltd. Class A	58,800	57
	Shenzhen Expressway Co. Ltd. Class H	60,000	55
*	Maanshan Iron & Steel Co. Ltd. Class A	139,300	55
	Sinoma International Engineering Co. Class A	41,200	55
	Yanzhou Coal Mining Co. Ltd. Class A	40,500	54
	Shanghai Construction Group Co. Ltd. Class A	121,100	54
	Huaibei Mining Holdings Co. Ltd. Class A	33,800	52
	Yango Group Co. Ltd. Class A	54,400	51
	Huaneng Power International Inc. Class A	78,600	51
	Guangshen Railway Co. Ltd. Class H	264,000	48
	China South Publishing & Media Group Co. Ltd. Class A	33,100	48
	Xiamen C & D Inc. Class A	39,100	47
	Dongfang Electric Corp. Ltd. Class H	47,200	45
	Financial Street Holdings Co. Ltd. Class A	48,800	45
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	44
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	52,100	44
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	44
	Zhejiang Runtu Co. Ltd. Class A	27,500	41
	Shandong Chenming Paper Holdings Ltd. Class A	35,800	40
	Bank of Chengdu Co. Ltd. Class A	24,400	39
	Sichuan Expressway Co. Ltd. Class H	168,000	38
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	38
	Huadian Power International Corp. Ltd. Class A	74,000	37
	Shanghai AJ Group Co. Ltd. Class A	35,400	37
	Shanghai Shimao Co. Ltd. Class A	54,300	37
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	37
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	36

		Shares	Market Value ($000)
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	36
	Tangshan Jidong Cement Co. Ltd. Class A	17,300	36
	Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	36
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	35
	Beijing Capital Development Co. Ltd. Class A	39,400	35
	Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	35
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	20,800	34
[2]	Everbright Securities Co. Ltd. Class H	37,400	33
*	Polaris Bay Group Co. Ltd. Class A	19,600	33
	Liuzhou Iron & Steel Co. Ltd. Class A	38,900	33
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	61,800	33
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	32
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	31
	Chongqing Water Group Co. Ltd. Class A	39,200	30
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	85,400	30
	Fujian Funeng Co. Ltd. Class A	23,900	29
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	29
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	19,500	29
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	28
	Nanjing Iron & Steel Co. Ltd. Class A	54,500	26
	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	26
	Zhejiang Medicine Co. Ltd. Class A	12,600	26
	Sichuan Languang Development Co. Ltd. Class A	35,000	23
	Rainbow Digital Commercial Co. Ltd. Class A	18,800	21
	Shandong Chenming Paper Holdings Ltd. Class H	33,500	20
	Maanshan Iron & Steel Co. Ltd. Class H	60,000	17
	Jiangling Motors Corp. Ltd. Class A	3,500	10
			144,758
Colombia (0.2%)
	Bancolombia SA	73,803	633
	Bancolombia SA ADR	17,910	630
	Interconexion Electrica SA ESP	86,006	556
	Ecopetrol SA ADR	46,279	527
	Grupo Energia Bogota SA ESP	613,775	449
	Grupo Argos SA	68,225	254
	Grupo Aval Acciones y Valores SA Preference	592,640	192
	Cementos Argos SA	97,491	160
	Grupo Aval Acciones y Valores SA ADR	7,552	48
	Ecopetrol SA	54,855	31
			3,480
Czech Republic (0.1%)
	CEZ AS	36,121	866
*	Komercni banka AS	15,799	479
*,2	Moneta Money Bank AS	95,021	323
			1,668
Denmark (0.1%)
*	Pandora A/S	20,108	1,935
	Tryg A/S	30,872	960
			2,895
Egypt (0.0%)
	Eastern Co. SAE	172,285	164
	Egypt Kuwait Holding Co. SAE	151,933	159
	Talaat Moustafa Group	181,115	86
	ElSewedy Electric Co.	129,404	85
	Telecom Egypt Co.	63,313	47
			541

		Shares	Market Value ($000)
Finland (1.5%)
	Kone Oyj Class B	82,600	6,496
*	Nordea Bank Abp (XHEL)	707,257	5,742
	Sampo Oyj Class A	106,422	4,474
	UPM-Kymmene Oyj	111,751	3,993
	Stora Enso Oyj Class R	122,274	2,219
	Fortum Oyj	90,505	2,189
	Elisa Oyj	30,226	1,800
	Kesko Oyj Class B	57,361	1,489
	Metso Outotec Oyj	129,277	1,290
	Nokian Renkaat Oyj	29,407	1,077
	Wartsila Oyj Abp	105,218	1,031
	Orion Oyj Class B	21,998	1,009
	Neles Oyj	20,968	270
			33,079
France (4.7%)
	TOTAL SE	514,127	21,670
	Sanofi	229,074	21,544
	Schneider Electric SE	110,439	16,164
	Danone SA	125,990	8,378
	Orange SA	398,742	4,680
*	Engie SA (XPAR)	212,730	3,301
*	Societe Generale SA	162,458	3,029
	Stellantis NV (STLA)	196,142	2,979
	Veolia Environnement SA	105,564	2,813
	Publicis Groupe SA	47,167	2,441
	Carrefour SA	121,599	2,062
*	Engie SA	132,130	2,051
	Bouygues SA	44,765	1,756
	Suez SA	78,516	1,611
	TechnipFMC plc (XNYS)	96,891	1,045
*	SCOR SE	33,362	1,015
*	Rexel SA	65,408	995
	Rubis SCA	20,301	919
*,2	Amundi SA	11,892	885
	Imerys SA	8,719	412
[2]	ALD SA	15,548	213
			99,963
Germany (6.4%)
	Siemens AG (Registered)	161,689	25,052
	Allianz SE (Registered)	87,357	19,743
	BASF SE	192,525	14,879
	Bayer AG (Registered)	207,080	12,533
	Deutsche Telekom AG (Registered)	679,408	12,082
	Vonovia SE	118,834	7,935
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	29,558	7,838
	Volkswagen AG Preference	37,869	7,159
	Bayerische Motoren Werke AG	68,480	5,798
	RWE AG	132,165	5,678
	E.ON SE	452,761	4,790
*	Siemens Energy AG	82,221	3,038
[2]	Covestro AG	38,205	2,595
	HeidelbergCement AG	31,624	2,338
	Hannover Rueck SE	12,631	1,957
	Evonik Industries AG	41,064	1,350
	Uniper SE	24,054	842
	Bayerische Motoren Werke AG Preference	10,635	694

		Shares	Market Value ($000)
*	Talanx AG	10,380	388
	HOCHTIEF AG	4,095	381
	Telefonica Deutschland Holding AG	127,759	350
	METRO AG	25,960	303
	Volkswagen AG	487	103
			137,826
Greece (0.1%)
	Hellenic Telecommunications Organization SA	50,061	728
	OPAP SA	47,386	580
	JUMBO SA	20,627	323
	Mytilineos SA	20,518	299
*	Motor Oil Hellas Corinth Refineries SA	9,499	133
	Hellenic Petroleum SA	11,760	78
			2,141
Hong Kong (2.2%)
	Sun Hung Kai Properties Ltd.	304,000	4,153
	CK Hutchison Holdings Ltd.	558,500	3,854
	CLP Holdings Ltd.	344,500	3,233
	Hang Seng Bank Ltd.	150,800	2,720
	CK Asset Holdings Ltd.	501,000	2,500
	Jardine Matheson Holdings Ltd.	43,200	2,490
	BOC Hong Kong Holdings Ltd.	761,500	2,271
*	Sands China Ltd.	512,400	2,035
	Lenovo Group Ltd.	1,616,000	1,881
	Wharf Real Estate Investment Co. Ltd.	344,000	1,817
	Power Assets Holdings Ltd.	293,099	1,555
[2]	WH Group Ltd.	1,795,139	1,455
	New World Development Co. Ltd.	303,750	1,406
	Hongkong Land Holdings Ltd.	248,200	1,144
	Henderson Land Development Co. Ltd.	279,587	1,143
	Hang Lung Properties Ltd.	426,576	1,134
	Xinyi Glass Holdings Ltd.	444,000	1,074
	Sino Land Co. Ltd.	686,000	950
	Want Want China Holdings Ltd.	1,203,000	864
	Tingyi Cayman Islands Holding Corp.	412,000	819
	Swire Pacific Ltd. Class A	119,288	745
	CK Infrastructure Holdings Ltd.	136,972	727
	Wharf Holdings Ltd.	296,000	651
	Swire Properties Ltd.	216,898	629
	Bank of East Asia Ltd.	269,780	584
	SITC International Holdings Co. Ltd.	246,000	564
*	Wynn Macau Ltd.	336,000	532
	PCCW Ltd.	918,793	511
	Hysan Development Co. Ltd.	127,000	460
	Chow Tai Fook Jewellery Group Ltd.	379,600	456
	NagaCorp Ltd.	308,000	350
[2]	BOC Aviation Ltd.	38,300	312
	Kerry Properties Ltd.	111,000	287
*	Yue Yuen Industrial Holdings Ltd.	131,000	285
	Nexteer Automotive Group Ltd.	166,612	267
	Uni-President China Holdings Ltd.	220,000	266
	NWS Holdings Ltd.	262,000	252
	Dairy Farm International Holdings Ltd.	56,300	242
	VTech Holdings Ltd.	30,000	240
	Lee & Man Paper Manufacturing Ltd.	273,000	239
	Swire Pacific Ltd. Class B	137,500	140
	Haitong International Securities Group Ltd.	480,000	133

		Shares	Market Value ($000)
	First Pacific Co. Ltd.	424,000	131
	Cafe de Coral Holdings Ltd.	62,000	127
*	Shui On Land Ltd.	642,500	95
*	Towngas China Co. Ltd.	210,185	90
	Dah Sing Financial Holdings Ltd.	27,600	78
*	Lifestyle International Holdings Ltd.	92,500	66
	Dah Sing Banking Group Ltd.	66,400	66
	Guotai Junan International Holdings Ltd.	409,000	65
	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,000	24
			48,112
Hungary (0.0%)
*	MOL Hungarian Oil & Gas plc	81,260	610
	Magyar Telekom Telecommunications plc	73,542	98
			708
India (1.3%)
	Infosys Ltd.	766,377	12,986
	ITC Ltd.	611,093	1,699
	Power Grid Corp. of India Ltd.	446,882	1,128
	Bharat Petroleum Corp. Ltd.	209,046	1,097
	Hero MotoCorp Ltd.	23,868	1,063
	NTPC Ltd.	715,411	870
*	Oil & Natural Gas Corp. Ltd.	595,193	717
	Vedanta Ltd.	320,168	704
	Indian Oil Corp. Ltd.	501,783	640
	Coal India Ltd.	349,488	601
	Indus Towers Ltd.	174,114	552
	Gail India Ltd.	277,702	475
	Petronet LNG Ltd.	136,834	444
	Tata Power Co. Ltd.	378,817	390
	Hindustan Petroleum Corp. Ltd.	129,237	386
	Ashok Leyland Ltd.	244,470	370
	Mphasis Ltd.	15,976	334
	LIC Housing Finance Ltd.	53,678	290
	Bharat Electronics Ltd.	158,989	282
	REC Ltd.	154,392	280
*	Federal Bank Ltd.	283,498	280
	Power Finance Corp. Ltd.	169,754	255
*	Mahindra & Mahindra Financial Services Ltd.	113,638	240
	NMDC Ltd.	156,685	225
*	Indiabulls Housing Finance Ltd.	71,100	185
	Oracle Financial Services Software Ltd.	4,192	185
	Cummins India Ltd.	18,959	173
*	Bank of Baroda	185,585	173
	Hindustan Zinc Ltd.	43,111	162
	NHPC Ltd.	473,396	155
*	Sun TV Network Ltd.	15,984	104
*	Punjab National Bank	209,433	96
*	Bharat Heavy Electricals Ltd.	186,977	92
	JSW Energy Ltd.	84,068	83
	Oil India Ltd.	48,227	73
			27,789
Indonesia (0.6%)
	Bank Rakyat Indonesia Persero Tbk PT	11,164,600	3,310
	Telkom Indonesia Persero Tbk PT	9,797,000	2,165
	Astra International Tbk PT	4,264,800	1,848
	Bank Mandiri Persero Tbk PT	3,901,200	1,825
	Bank Negara Indonesia Persero Tbk PT	1,632,600	642

		Shares	Market Value ($000)
	PT United Tractors	332,304	540
	Indofood Sukses Makmur Tbk PT	811,100	349
	Tower Bersama Infrastructure Tbk PT	1,973,300	314
*	Gudang Garam Tbk PT	87,900	236
*	Surya Citra Media Tbk PT	1,074,300	166
	Hanjaya Mandala Sampoerna Tbk PT	1,729,100	161
	Bukit Asam Tbk PT	794,800	146
*	Media Nusantara Citra Tbk PT	920,900	68
	Bank Danamon Indonesia Tbk PT	153,600	31
			11,801
Israel (0.2%)
	Bank Leumi Le-Israel BM	308,525	1,901
*	Bank Hapoalim BM	225,426	1,586
	ICL Group Ltd.	142,176	757
	Gazit-Globe Ltd.	10,908	66
			4,310
Italy (2.0%)
	Enel SPA	1,631,318	16,179
	Eni SPA	521,522	5,268
	Assicurazioni Generali SPA	264,928	4,521
	Stellantis NV	232,757	3,539
	Snam SPA	457,708	2,400
	Terna Rete Elettrica Nazionale SPA	290,866	2,109
*	FinecoBank Banca Fineco SPA	128,155	1,993
*	Atlantia SPA	103,290	1,636
*	Mediobanca Banca di Credito Finanziario SPA	146,059	1,300
[2]	Poste Italiane SPA	96,904	947
	Tenaris SA	98,520	761
	Telecom Italia SPA Savings Shares	1,303,817	617
	Italgas SPA	98,668	592
	A2A SPA	340,249	552
*	Banca Mediolanum SPA	49,296	391
	UnipolSai Assicurazioni SPA	97,823	248
			43,053
Japan (12.2%)
	Toyota Motor Corp.	517,013	36,261
	Mitsubishi UFJ Financial Group Inc.	2,622,100	11,841
	Takeda Pharmaceutical Co. Ltd.	319,600	11,240
	KDDI Corp.	356,800	10,487
	Honda Motor Co. Ltd.	359,700	9,499
	Sumitomo Mitsui Financial Group Inc.	273,254	8,490
	ITOCHU Corp.	291,484	8,348
	Softbank Corp.	577,182	7,582
	Mizuho Financial Group Inc.	534,320	7,044
	Tokio Marine Holdings Inc.	136,034	6,682
	Nippon Telegraph & Telephone Corp.	260,300	6,506
	Mitsubishi Corp.	252,400	6,394
	Mitsui & Co. Ltd.	342,512	6,355
	Komatsu Ltd.	193,000	5,288
	Japan Tobacco Inc.	250,300	4,972
	Canon Inc.	209,300	4,630
	Bridgestone Corp.	122,000	4,545
	ORIX Corp.	263,300	4,225
	Daiwa House Industry Co. Ltd.	135,000	3,827
	Dai-ichi Life Holdings Inc.	223,800	3,410
	Nomura Holdings Inc.	633,700	3,353
	Sumitomo Corp.	236,038	3,133

		Shares	Market Value ($000)
	MS&AD Insurance Group Holdings Inc.	101,100	2,909
	Asahi Kasei Corp.	260,200	2,893
	Sompo Holdings Inc.	69,100	2,759
	ENEOS Holdings Inc.	632,205	2,562
	Subaru Corp.	128,809	2,474
	Sekisui House Ltd.	122,302	2,363
	Sumitomo Mitsui Trust Holdings Inc.	76,200	2,280
*	Japan Post Holdings Co. Ltd.	284,074	2,259
	Marubeni Corp.	328,800	2,185
	Sumitomo Electric Industries Ltd.	158,900	2,121
	Mitsubishi Chemical Holdings Corp.	272,600	1,865
	Toyota Tsusho Corp.	46,700	1,824
	Chubu Electric Power Co. Inc.	147,300	1,804
	Mitsubishi Heavy Industries Ltd.	60,400	1,735
	Resona Holdings Inc.	453,500	1,574
	Daiwa Securities Group Inc.	320,414	1,525
	Sumitomo Chemical Co. Ltd.	323,200	1,521
	Kansai Electric Power Co. Inc.	152,700	1,497
	T&D Holdings Inc.	117,300	1,367
	Daito Trust Construction Co. Ltd.	13,100	1,365
	AGC Inc.	38,600	1,341
	Taisei Corp.	41,400	1,341
	Lixil Corp.	56,700	1,322
	Yamaha Motor Co. Ltd.	59,300	1,308
	Kajima Corp.	95,900	1,285
	SBI Holdings Inc.	50,200	1,253
	Idemitsu Kosan Co. Ltd.	50,353	1,182
	Inpex Corp.	195,300	1,131
	Ricoh Co. Ltd.	145,800	1,105
	Mitsui Chemicals Inc.	36,100	1,034
	Tosoh Corp.	59,600	1,022
	Tokyo Century Corp.	12,400	1,007
	Seiko Epson Corp.	58,600	998
	Kyushu Electric Power Co. Inc.	100,300	931
	Mitsubishi Gas Chemical Co. Inc.	38,500	881
	Concordia Financial Group Ltd.	243,200	880
	Tohoku Electric Power Co. Inc.	101,600	872
	NSK Ltd.	95,700	868
	Shimizu Corp.	119,900	845
	Chugoku Electric Power Co. Inc.	66,135	816
	Kuraray Co. Ltd.	75,900	813
	Marui Group Co. Ltd.	45,300	812
	NGK Spark Plug Co. Ltd.	43,300	808
	Japan Post Insurance Co. Ltd.	39,700	780
	Amada Co. Ltd.	67,600	761
	Denka Co. Ltd.	19,500	743
	Showa Denko KK	31,000	740
	Japan Post Bank Co. Ltd.	85,248	737
	Chiba Bank Ltd.	134,800	733
	Haseko Corp.	60,386	712
	Sumitomo Heavy Industries Ltd.	24,800	690
	Fukuoka Financial Group Inc.	36,200	648
	Iida Group Holdings Co. Ltd.	29,000	640
	Sojitz Corp.	272,600	631
	Kyowa Exeo Corp.	22,600	590
	Nikon Corp.	66,800	532
	Electric Power Development Co. Ltd.	31,300	511
	Nomura Real Estate Holdings Inc.	22,600	505

		Shares	Market Value ($000)
	Aozora Bank Ltd.	26,900	496
	Penta-Ocean Construction Co. Ltd.	60,000	492
	Kaneka Corp.	13,300	478
*	IHI Corp.	26,900	471
	Sanwa Holdings Corp.	37,300	425
	DIC Corp.	17,200	421
	Mitsubishi UFJ Lease & Finance Co. Ltd.	85,800	420
	J Front Retailing Co. Ltd.	47,800	396
	JTEKT Corp.	44,400	395
	Credit Saison Co. Ltd.	33,500	382
	Konica Minolta Inc.	87,900	381
	Yokohama Rubber Co. Ltd.	23,500	370
	Mebuki Financial Group Inc.	191,200	370
	Ube Industries Ltd.	19,000	361
	Sumitomo Rubber Industries Ltd.	37,800	348
	Hirogin Holdings Inc.	57,400	334
	Nippon Electric Glass Co. Ltd.	14,800	325
	Aica Kogyo Co. Ltd.	9,600	312
	Toda Corp.	44,200	312
	DMG Mori Co. Ltd.	18,700	294
	Miraca Holdings Inc.	9,700	288
	Pola Orbis Holdings Inc.	13,900	278
	Hachijuni Bank Ltd.	86,300	276
	Ushio Inc.	20,900	270
*	Mitsubishi Motors Corp.	116,900	266
	Seven Bank Ltd.	120,500	265
	AEON Financial Service Co. Ltd.	21,700	261
	Cosmo Energy Holdings Co. Ltd.	11,600	257
	Gunma Bank Ltd.	80,500	248
	Yamaguchi Financial Group Inc.	42,500	242
	Sankyo Co. Ltd.	8,200	234
	Kyudenko Corp.	6,900	210
	Hokuhoku Financial Group Inc.	23,300	206
	Hitachi Capital Corp.	8,200	202
	Heiwa Corp.	14,300	201
	Wacoal Holdings Corp.	10,000	199
	Nisshinbo Holdings Inc.	26,000	193
	Shikoku Electric Power Co. Inc.	27,500	187
	Toyota Boshoku Corp.	11,000	178
	Yamato Kogyo Co. Ltd.	6,300	159
	Matsui Securities Co. Ltd.	19,700	153
	Tokai Rika Co. Ltd.	9,100	149
	Noevir Holdings Co. Ltd.	2,900	128
	SKY Perfect JSAT Holdings Inc.	22,700	100
	Fuji Media Holdings Inc.	6,500	75
			261,810
Kuwait (0.3%)
	National Bank of Kuwait SAKP	1,379,192	3,973
	Mobile Telecommunications Co. KSCP	418,468	875
	Ahli United Bank BSC	1,004,851	742
	Gulf Bank KSCP	407,216	296
	Boubyan Petrochemicals Co. KSCP	65,339	144
	Burgan Bank SAK	149,341	109
			6,139
Malaysia (0.7%)
*	Public Bank Bhd.	3,300,800	3,415
	Malayan Banking Bhd.	1,246,797	2,405

		Shares	Market Value ($000)
	Tenaga Nasional Bhd.	807,433	1,924
*	CIMB Group Holdings Bhd.	1,548,400	1,467
	DiGi.Com Bhd.	854,400	799
	Maxis Bhd.	543,600	640
	MISC Bhd.	372,244	548
	Hong Leong Bank Bhd.	122,600	523
	Genting Bhd.	455,000	447
	Petronas Gas	110,032	436
	RHB Bank Bhd.	338,600	426
	Sime Darby Bhd.	699,700	379
*	Gamuda Bhd.	434,900	354
	Genting Malaysia Bhd.	530,300	322
*	AMMB Holdings Bhd.	356,500	271
	Westports Holdings Bhd.	203,500	216
*	YTL Corp. Bhd.	870,446	138
	IOI Properties Group Bhd.	406,600	130
*	Alliance Bank Malaysia Bhd.	203,500	125
	British American Tobacco Malaysia Bhd.	26,200	85
	Astro Malaysia Holdings Bhd.	288,500	60
			15,110
Mexico (0.7%)
	Wal-Mart de Mexico SAB de CV	1,096,535	3,121
*	Grupo Financiero Banorte SAB de CV Class O	615,346	3,049
	Grupo Mexico SAB de CV Series B	675,600	2,895
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	83,254	839
	Coca-Cola Femsa SAB de CV	130,335	565
*	Grupo Aeroportuario del Sureste SAB de CV Class B	34,280	539
	Orbia Advance Corp. SAB de CV	189,300	408
*	Industrias Penoles SAB de CV	26,220	392
	Alfa SAB de CV Class A	619,200	390
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	65,700	388
*	Grupo Financiero Inbursa SAB de CV Class O	415,000	370
	Promotora y Operadora de Infraestructura SAB de CV	49,165	370
*	Infraestructura Energetica Nova SAB de CV	95,200	348
[2]	GMexico Transportes SAB de CV	228,840	329
	Kimberly-Clark de Mexico SAB de CV Class A	155,100	271
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	111,500	111
	Grupo Lala SAB de CV	124,400	91
*	Controladora Nemak SAB de CV	571,500	74
			14,550
Netherlands (0.9%)
*	ING Groep NV	817,173	7,266
	Koninklijke Ahold Delhaize NV	226,267	6,495
	Koninklijke KPN NV	701,350	2,191
	Aegon NV	374,115	1,551
	ASR Nederland NV	29,711	1,152
			18,655
New Zealand (0.2%)
	Spark New Zealand Ltd.	396,070	1,360
	Meridian Energy Ltd.	262,250	1,338
	Contact Energy Ltd.	153,684	897
	Mercury NZ Ltd.	149,206	761
*	SKYCITY Entertainment Group Ltd.	138,664	302
			4,658
Norway (0.6%)
	Equinor ASA	201,591	3,613

		Shares	Market Value ($000)
	Telenor ASA	131,968	2,177
*	Mowi ASA	90,274	2,000
	Yara International ASA	36,780	1,710
	Orkla ASA	162,412	1,579
	Salmar ASA	11,249	675
	Aker BP ASA	22,407	556
	Aker ASA Class A	4,577	359
	Leroy Seafood Group ASA	47,989	334
			13,003
Pakistan (0.0%)
*	Habib Bank Ltd.	125,375	111
	Pakistan Petroleum Ltd.	146,680	84
	Oil & Gas Development Co. Ltd.	119,600	79
	Fauji Fertilizer Co. Ltd.	112,299	77
			351
Philippines (0.1%)
	PLDT Inc.	19,405	530
	Manila Electric Co.	50,380	273
	Metro Pacific Investments Corp.	2,712,000	227
	Globe Telecom Inc.	5,405	218
	Aboitiz Power Corp.	303,200	151
	DMCI Holdings Inc.	702,800	76
	Semirara Mining & Power Corp. Class A	185,720	47
			1,522
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	183,277	1,415
	Polski Koncern Naftowy ORLEN SA	67,029	1,005
*	Powszechny Zaklad Ubezpieczen SA	118,763	948
	Cyfrowy Polsat SA	48,062	393
*	Santander Bank Polska SA	5,513	267
	Grupa Lotos SA	17,116	177
			4,205
Portugal (0.2%)
	EDP - Energias de Portugal SA	588,157	3,689
	Galp Energia SGPS SA	110,259	1,107
			4,796
Qatar (0.5%)
	Qatar National Bank QPSC	951,792	4,701
	Industries Qatar QSC	416,330	1,378
	Qatar Islamic Bank SAQ	246,696	1,123
	Masraf Al Rayan QSC	779,571	939
	Qatar Fuel QSC	104,568	536
	Qatar Electricity & Water Co. QSC	98,192	480
	Qatar Gas Transport Co. Ltd.	527,912	478
	Commercial Bank PSQC	384,694	451
	Qatar International Islamic Bank QSC	148,644	363
	Barwa Real Estate Co.	393,957	357
	Ooredoo QPSC	154,022	353
	Qatar Insurance Co. SAQ	299,825	201
*	Doha Bank QPSC	289,407	182
	Vodafone Qatar QSC	295,369	122
			11,664
Russia (1.8%)
	Sberbank of Russia PJSC	2,198,387	7,458
	Gazprom PJSC ADR	814,686	4,529
	LUKOIL PJSC ADR	55,612	3,936

		Shares	Market Value ($000)
	Novatek PJSC	235,300	3,936
	MMC Norilsk Nickel PJSC	5,417	1,744
	Tatneft PJSC ADR	44,997	1,744
	MMC Norilsk Nickel PJSC ADR	53,701	1,724
	Gazprom PJSC	566,476	1,592
	Lukoil PJSC	19,529	1,388
	Rosneft Oil Co. PJSC (Registered) GDR	190,781	1,177
	Mobile TeleSystems PJSC ADR	97,901	881
	Surgutneftegas PJSC Preference	1,532,704	808
*	Alrosa PJSC	525,740	691
*	Polyus PJSC	3,363	640
*	Novolipetskiy Metallurgicheskiy Kombinat PJSC	223,296	618
*	Moscow Exchange MICEX-RTS PJSC	284,530	588
	Severstal PAO GDR	34,635	578
	Transneft PJSC Preference	306	578
	Magnit PJSC GDR (Registered)	36,161	538
	Magnit PJSC	7,889	510
*	Inter Rao Ues PJSC	6,769,000	467
	Polyus PJSC (Registered) GDR	4,270	402
	Rosneft Oil Co. PJSC	47,840	298
*	Rostelecom PJSC	188,410	251
*	Tatneft PJSC Preference	37,113	223
*	RusHydro PJSC	21,425,000	220
*	Magnitogorsk Iron & Steel Works PJSC	320,000	218
	Sistema PJSFC	519,100	217
	Tatneft PJSC	32,569	209
*	Aeroflot PJSC	208,629	192
	PhosAgro PJSC	3,654	176
	PhosAgro PJSC GDR	10,445	163
*	Federal Grid Co.	48,020,000	136
	Unipro PJSC	1,744,000	65
*	Mosenergo PJSC	1,739,000	50
	Severstal PAO PJSC	2,705	45
	Mobile TeleSystems PJSC	9,210	40
			39,030
Saudi Arabia (1.6%)
	Saudi Basic Industries Corp.	190,570	5,204
	Al Rajhi Bank	256,432	4,982
[2]	Saudi Arabian Oil Co.	529,075	4,898
	Saudi Telecom Co.	126,533	3,813
*	National Commercial Bank	286,958	3,298
	Riyad Bank	304,189	1,727
	Samba Financial Group	203,135	1,630
	Banque Saudi Fransi	117,657	1,054
	SABIC Agri-Nutrients Co.	39,732	981
	Saudi Electricity Co.	164,593	971
*	Alinma Bank	209,436	911
	Yanbu National Petrochemical Co.	46,767	798
	Arab National Bank	138,901	752
	Jarir Marketing Co.	12,386	576
	Advanced Petrochemical Co.	20,087	342
	Sahara International Petrochemical Co.	69,054	338
	Southern Province Cement Co.	13,218	313
	Saudi Industrial Investment Group	42,422	291
	Bank Al-Jazira	76,846	277
	Saudi Cement Co.	14,858	262
	National Petrochemical Co.	27,816	257
*	Dar Al Arkan Real Estate Development Co.	101,780	233

		Shares	Market Value ($000)
	Arabian Centres Co. Ltd.	32,218	204
	Qassim Cement Co.	8,259	198
	Yanbu Cement Co.	14,407	180
	Saudi Airlines Catering Co.	6,838	140
*	Seera Group Holding	28,116	136
			34,766
Singapore (1.4%)
	DBS Group Holdings Ltd.	375,978	7,090
	Oversea-Chinese Banking Corp. Ltd.	738,200	5,721
	United Overseas Bank Ltd.	271,045	4,762
	Singapore Telecommunications Ltd.	1,562,788	2,769
	CapitaLand Ltd.	577,600	1,389
	Singapore Exchange Ltd.	175,432	1,303
	Keppel Corp. Ltd.	307,112	1,154
	Singapore Technologies Engineering Ltd.	342,500	955
	Venture Corp. Ltd.	59,100	878
	Genting Singapore Ltd.	1,304,600	837
*	ComfortDelGro Corp. Ltd.	463,800	550
*	SATS Ltd.	120,200	347
	Jardine Cycle & Carriage Ltd.	17,400	282
	Singapore Press Holdings Ltd.	286,700	254
	Sembcorp Industries Ltd.	177,700	220
	Hutchison Port Holdings Trust Class U	916,300	187
	Golden Agri-Resources Ltd.	1,185,700	161
	Singapore Post Ltd.	281,700	146
	Olam International Ltd.	103,800	124
*	StarHub Ltd.	107,500	103
*	SIA Engineering Co. Ltd.	47,400	67
	Frasers Property Ltd.	72,500	67
	Singapore Telecommunications Ltd. (XSES)	8,800	16
			29,382
South Africa (1.1%)
*	FirstRand Ltd.	1,042,375	3,274
*	Standard Bank Group Ltd.	272,719	2,261
	Impala Platinum Holdings Ltd.	162,157	2,190
*	MTN Group	380,716	1,571
	Sanlam Ltd.	361,421	1,377
	Anglo American Platinum Ltd.	12,876	1,281
*	Sasol Ltd.	118,043	1,272
	Vodacom Group Ltd.	135,901	1,109
*	Old Mutual Ltd. (XZIM)	979,691	837
	Multichoice Group	97,814	833
*	Bidvest Group Ltd.	73,946	762
	Mr Price Group Ltd.	58,343	663
*	Nedbank Group Ltd.	76,582	618
	SPAR Group Ltd.	43,038	550
*	Woolworths Holdings Ltd.	181,234	537
*	NEPI Rockcastle plc	87,254	527
	Tiger Brands Ltd.	37,026	487
	Exxaro Resources Ltd.	46,815	465
*	Foschini Group Ltd.	63,579	429
	Kumba Iron Ore Ltd.	10,321	413
	African Rainbow Minerals Ltd.	19,505	352
*	Life Healthcare Group Holdings Ltd.	262,919	336
	AVI Ltd.	57,372	286
*	Rand Merchant Investment Holdings Ltd.	138,957	276
	Truworths International Ltd.	80,276	236

		Shares	Market Value ($000)
*	Netcare Ltd.	265,681	235
	Pick n Pay Stores Ltd.	65,373	230
*	Barloworld Ltd.	36,365	226
*	Momentum Metropolitan Holdings	188,790	205
	Coronation Fund Managers Ltd.	50,185	162
*	Santam Ltd.	7,512	131
	Investec Ltd.	47,127	119
*	Distell Group Holdings Ltd.	15,365	94
*	Liberty Holdings Ltd.	21,815	88
			24,432
South Korea (2.1%)
	Samsung Electronics Co. Ltd. Preference	174,842	11,403
	Hyundai Motor Co.	29,977	6,112
	POSCO	14,828	3,255
	KB Financial Group Inc.	84,562	3,053
	Shinhan Financial Group Co. Ltd.	102,213	2,803
	Hana Financial Group Inc.	59,010	1,720
	KT&G Corp.	22,922	1,640
*	LG Corp.	18,412	1,628
	SK Telecom Co. Ltd. ADR	51,982	1,256
	Samsung Fire & Marine Insurance Co. Ltd.	6,524	979
	Samsung Life Insurance Co. Ltd.	13,211	833
	Woori Financial Group Inc.	104,681	824
*	Korea Zinc Co. Ltd.	1,970	711
*	Mirae Asset Daewoo Co. Ltd.	81,564	691
	Hyundai Motor Co. Preference (XKRS)	6,455	592
*	Korea Investment Holdings Co. Ltd.	7,431	539
	Hyundai Motor Co. Preference	4,693	472
	Samsung Securities Co. Ltd.	13,305	449
*	Hyundai Heavy Industries Holdings Co. Ltd.	2,091	439
*	Kangwon Land Inc.	20,365	428
*	GS Engineering & Construction Corp.	12,410	423
	Industrial Bank of Korea	53,352	373
*	GS Holdings Corp.	9,489	308
*	DB Insurance Co. Ltd.	8,618	283
*	BNK Financial Group Inc.	54,555	268
*	NH Investment & Securities Co. Ltd.	24,405	240
	Cheil Worldwide Inc.	13,341	230
	LG Electronics Inc. Preference	3,020	212
*	Lotte Shopping Co. Ltd.	2,168	204
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,183	198
*	LS Corp.	3,113	178
*	DGB Financial Group Inc.	28,091	160
*	LOTTE Fine Chemical Co. Ltd.	3,199	155
	Samsung Card Co. Ltd.	5,849	155
	KCC Corp.	858	152
*	Korea Gas Corp.	5,303	147
	Posco International Corp.	9,498	140
	Samsung Fire & Marine Insurance Co. Ltd. Preference	937	111
*	Doosan Bobcat Inc.	4,110	111
	Ssangyong Cement Industrial Co. Ltd.	19,061	110
*	Hanwha Life Insurance Co. Ltd.	45,162	108
*	KEPCO Plant Service & Engineering Co. Ltd.	4,297	104
*	Hanwha Corp. Preference	3,489	45
*	Mirae Asset Daewoo Co. Ltd. Preference	9,728	38
			44,280

		Shares	Market Value ($000)
Spain (2.5%)
	Iberdrola SA (XMAD)	1,254,424	16,984
*	Banco Santander SA	3,601,158	10,511
	Banco Bilbao Vizcaya Argentaria SA	1,394,096	6,361
	Telefonica SA	1,043,363	4,502
	Repsol SA	293,067	2,879
	CaixaBank SA	757,269	1,911
	Red Electrica Corp. SA	90,584	1,720
	Endesa SA	65,403	1,671
	Naturgy Energy Group SA	60,819	1,571
	ACS Actividades de Construccion y Servicios SA	47,061	1,467
	Enagas SA	53,915	1,188
*	Bankinter SA	148,849	835
	Acciona SA	4,710	706
	Bankia SA	243,572	417
	Mapfre SA	195,948	360
	Zardoya Otis SA	33,729	222
*	Iberdrola SA	15,817	215
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 2/5/21	46,356	23
			53,543
Sweden (1.8%)
*	Volvo AB Class B	299,178	7,371
	Investor AB Class B	95,432	7,000
*	Swedbank AB Class A	209,894	3,949
*	Hennes & Mauritz AB Class B	184,431	3,943
*	Skandinaviska Enskilda Banken AB Class A	301,654	3,282
	Telia Co. AB	542,997	2,380
	SKF AB Class B	80,363	2,200
	Skanska AB Class B	75,865	1,960
	Boliden AB	58,061	1,902
	Tele2 AB Class B	112,616	1,554
	Castellum AB	57,755	1,386
	Lundin Energy AB	40,971	1,113
*	Skandinaviska Enskilda Banken AB Class C	2,521	28
			38,068
Switzerland (5.1%)
	Novartis AG (Registered)	452,068	40,933
	Zurich Insurance Group AG	31,198	12,474
	ABB Ltd. (Registered)	381,614	11,256
	UBS Group AG (Registered)	704,258	10,151
*	LafargeHolcim Ltd. (Registered) (XSWX)	107,658	5,822
	Swiss Re AG	58,736	5,178
	SGS SA (Registered)	1,249	3,788
*	Swiss Life Holding AG (Registered)	6,664	3,039
	Swisscom AG (Registered)	5,260	2,863
	Julius Baer Group Ltd.	45,867	2,775
	Adecco Group AG (Registered)	32,579	2,035
	Roche Holding AG (Bearer)	5,487	1,933
	Baloise Holding AG (Registered)	9,633	1,613
	Swiss Prime Site AG (Registered)	16,048	1,560
	PSP Swiss Property AG (Registered)	9,192	1,176
	Clariant AG (Registered)	51,152	1,087
	Helvetia Holding AG (Registered)	7,573	759
	DKSH Holding AG	7,955	640
	Banque Cantonale Vaudoise (Registered)	5,427	574
	OC Oerlikon Corp. AG (Registered)	36,029	370

		Shares	Market Value ($000)
	Sulzer AG (Registered)	3,324	358
			110,384
Taiwan (8.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,055,953	106,849
	Hon Hai Precision Industry Co. Ltd.	2,537,000	10,090
	Delta Electronics Inc.	452,802	4,558
	Formosa Plastics Corp.	1,054,879	3,276
[1]	United Microelectronics Corp. ADR	359,151	3,250
	Nan Ya Plastics Corp.	1,163,000	2,725
	Chinatrust Financial Holding Co. Ltd.	3,973,120	2,692
	Cathay Financial Holding Co. Ltd.	1,823,388	2,594
	Fubon Financial Holding Co. Ltd.	1,516,000	2,462
	Uni-President Enterprises Corp.	997,000	2,420
	Mega Financial Holding Co. Ltd.	2,332,000	2,342
	Formosa Chemicals & Fibre Corp.	761,000	2,103
	Chunghwa Telecom Co. Ltd. ADR	50,010	1,935
	Yageo Corp.	92,000	1,878
	Yuanta Financial Holding Co. Ltd.	2,407,360	1,706
	Quanta Computer Inc.	585,000	1,683
	Novatek Microelectronics Corp.	117,000	1,641
	Taiwan Cement Corp.	1,113,365	1,594
	Realtek Semiconductor Corp.	96,000	1,544
	First Financial Holding Co. Ltd.	2,092,973	1,508
	Asustek Computer Inc.	146,268	1,495
	Chailease Holding Co. Ltd.	261,494	1,445
	Hua Nan Financial Holdings Co. Ltd.	1,998,468	1,224
	United Microelectronics Corp.	659,000	1,181
	Taiwan Mobile Co. Ltd.	339,000	1,164
	ASE Technology Holding Co. Ltd.	353,171	1,163
	ASE Technology Holding Co. Ltd. ADR	172,889	1,151
	Pegatron Corp.	398,000	1,114
	Chunghwa Telecom Co. Ltd.	275,000	1,061
	Catcher Technology Co. Ltd.	149,672	1,055
	Accton Technology Corp.	108,000	1,037
	Taishin Financial Holding Co. Ltd.	2,312,982	1,031
	Shanghai Commercial & Savings Bank Ltd.	755,000	1,006
	Globalwafers Co. Ltd.	44,000	967
	Formosa Petrochemical Corp.	284,000	901
	Sinopac Holdings Co.	2,221,641	869
	Lite-On Technology Corp.	425,194	833
	Walsin Technology Corp.	104,000	817
	Asia Cement Corp.	571,000	815
	Far Eastern New Century Corp.	839,000	777
	Far EasTone Telecommunications Co. Ltd.	343,000	735
	Vanguard International Semiconductor Corp.	177,000	703
	Compal Electronics Inc.	910,000	696
	Foxconn Technology Co. Ltd.	242,190	645
	Wistron Corp.	540,656	602
*	Acer Inc.	574,000	553
	Eclat Textile Co. Ltd.	38,200	552
	Feng TAY Enterprise Co. Ltd.	85,280	546
	Zhen Ding Technology Holding Ltd.	133,000	539
	Pou Chen Corp.	534,000	533
	Cheng Shin Rubber Industry Co. Ltd.	368,994	525
	Inventec Corp.	597,994	497
	Nanya Technology Corp.	172,000	489
	Wiwynn Corp.	16,000	470
	Chicony Electronics Co. Ltd.	141,370	436

		Shares	Market Value ($000)
	Synnex Technology International Corp.	260,000	419
	Teco Electric and Machinery Co. Ltd.	347,000	332
	Taiwan Fertilizer Co. Ltd.	141,000	253
	Eva Airways Corp.	457,000	205
	Formosa Taffeta Co. Ltd.	198,000	205
	Taiwan Secom Co. Ltd.	53,000	163
*	Transcend Information Inc.	52,000	114
			190,168
Thailand (0.9%)
	PTT PCL	2,966,100	3,721
	Siam Cement PCL (Registered)	176,250	2,221
	Delta Electronics Thailand PCL	96,300	1,691
	Siam Commercial Bank PCL	460,000	1,442
	Advanced Info Service PCL	230,404	1,321
	PTT Exploration & Production PCL	309,630	1,063
*	PTT Global Chemical PCL	489,099	959
*	Kasikornbank PCL	221,500	935
	Intouch Holdings PCL Class F	477,406	891
*	Kasikornbank PCL NVDR	153,600	649
	Krung Thai Bank PCL	1,507,800	577
	Digital Telecommunications Infrastructure Fund Class F	1,046,697	447
*	Thai Oil PCL	239,000	432
*	Bangkok Bank PCL (Registered)	105,400	398
	TMB Bank PCL	10,617,600	389
	Banpu PCL (Registered)	965,500	334
	Land & Houses PCL (Registered)	1,254,000	325
	Thai Union Group PCL Class F	564,100	259
	Ratch Group PCL	137,000	226
	IRPC PCL	1,979,700	224
	Siam Commercial Bank PCL NVDR	30,700	96
*	Bangkok Life Assurance PCL NVDR	98,900	77
	Siam City Cement PCL	16,332	74
	Land & Houses PCL NVDR	252,900	66
			18,817
Turkey (0.2%)
	Eregli Demir ve Celik Fabrikalari TAS	305,769	598
	Turkcell Iletisim Hizmetleri AS	247,894	543
*	Akbank TAS	581,822	503
*	Turkiye Petrol Rafinerileri AS	25,918	350
	Haci Omer Sabanci Holding AS	173,315	248
	Turkiye Sise ve Cam Fabrikalari AS	238,868	235
	Ford Otomotiv Sanayi AS	11,904	233
*	Petkim Petrokimya Holding AS	240,148	164
*	Enka Insaat ve Sanayi AS	137,999	147
*	Coca-Cola Icecek AS	12,660	128
	Anadolu Efes Biracilik Ve Malt Sanayii AS	33,508	113
	Tofas Turk Otomobil Fabrikasi AS	22,707	112
	TAV Havalimanlari Holding AS	35,749	104
	Tekfen Holding AS	36,475	90
	Iskenderun Demir ve Celik AS	20,117	31
			3,599
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	893,905	3,646
	Emirates Telecommunications Group Co. PJSC	384,181	2,075
	Abu Dhabi Commercial Bank PJSC	528,347	924
	Aldar Properties PJSC	749,796	713
	Dubai Islamic Bank PJSC	352,627	482

		Shares	Market Value ($000)
	Abu Dhabi Islamic Bank PJSC	288,344	392
	Dubai Investments PJSC	388,932	175
	Air Arabia PJSC	448,581	155
*	DAMAC Properties Dubai Co. PJSC	346,727	129
	Dana Gas PJSC	637,959	118
			8,809
United Kingdom (10.7%)
	GlaxoSmithKline plc	1,045,790	19,422
	British American Tobacco plc	480,728	17,469
	Rio Tinto plc	228,277	17,319
	Unilever plc	279,987	16,275
	BP plc	4,164,316	15,474
	Royal Dutch Shell plc Class A	833,229	15,418
	Unilever plc (XLON)	254,330	14,816
	Royal Dutch Shell plc Class B	809,962	14,116
	BHP Group plc	437,396	11,987
	Vodafone Group plc	5,628,703	9,612
	National Grid plc	736,134	8,551
	Anglo American plc	257,775	8,479
	Tesco plc	2,035,641	6,661
	SSE plc	218,459	4,425
	BAE Systems plc	673,129	4,247
	Legal & General Group plc	1,242,275	4,132
	Imperial Brands plc	197,664	3,967
*	BT Group plc	1,826,686	3,132
	3i Group plc	200,404	3,037
	Standard Life Aberdeen plc	460,163	1,894
*	St. James's Place plc	112,636	1,803
	United Utilities Group plc	141,277	1,781
	Pearson plc	158,038	1,751
*	Kingfisher plc	448,214	1,702
	Admiral Group plc	43,139	1,700
	Polymetal International plc	76,051	1,642
	Johnson Matthey plc	40,353	1,623
	Severn Trent plc	50,975	1,612
	Berkeley Group Holdings plc	24,894	1,424
	Intermediate Capital Group plc	59,754	1,386
	M&G plc	545,965	1,310
	J Sainsbury plc	348,409	1,164
	Wm Morrison Supermarkets plc	468,824	1,150
	Pennon Group plc	87,448	1,117
	Schroders plc	23,340	1,088
	Phoenix Group Holdings plc	114,398	1,054
	Bellway plc	26,578	1,000
	Tate & Lyle plc	98,934	932
[1]	TUI AG	171,108	821
[2]	Quilter plc	387,028	820
	Evraz plc	118,904	813
	Ashmore Group plc	96,640	595
	British American Tobacco plc ADR	4,220	154
			228,875
Total Common Stocks (Cost $2,025,051)			2,128,962

		Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.107% (Cost $25,316)	253,169	25,317
Total Investments (100.5%) (Cost $2,050,367)			2,154,279
Other Assets and Liabilities—Net (-0.5%)			(10,373)
Net Assets (100%)			2,143,906
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,384,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $21,731,000, representing 1.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $14,645,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2021	131	13,857	(239)
MSCI Emerging Markets Index	March 2021	20	1,326	(48)
				(287)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	4/6/21	USD	1,857	CHF	1,634	19	—
BNP Paribas	4/6/21	USD	968	EUR	785	15	—
BNP Paribas	4/6/21	USD	1,270	GBP	936	—	(12)
Standard Chartered Bank	4/7/21	USD	270	HKD	2,094	—	—
Standard Chartered Bank	4/6/21	USD	480	JPY	49,626	6	—
BNP Paribas	4/6/21	USD	1,545	KRW	1,723,540	4	—
						44	(12)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	238,099	3,638	—	241,737
Common Stocks—Other	11,117	1,875,788	320	1,887,225
Temporary Cash Investments	25,317	—	—	25,317
Total	274,533	1,879,426	320	2,154,279
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	44	—	44
Liabilities
Futures Contracts[1]	311	—	—	311
Forward Currency Contracts	—	12	—	12
Total	311	12	—	323
1	Represents variation margin on the last day of the reporting period.